UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22761

Investment Company Act file number:

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Trust

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT-LINKED BONDS - 76.8%
China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
4.288%, 06/30/2018 (a)(b)(c)		$1,397,000	$1,392,879

Europe - 0.5%
Windstorm - 0.5%
Calypso Capital II Class B
4.100%, 01/08/2018 (a)(b)(c)	EUR	2,750,000	3,133,546
Green Fields II 2013-1 A
2.750%, 01/09/2017 (a)(b)(c)	EUR	2,250,000	2,518,782

			5,652,328

Global - 27.8%
Earthquake - 0.8%
Acorn Re 2015-1
4.183%, 07/17/2018 (a)(b)(c)		$6,595,000	6,791,861
Tramline Re II 2013-1 A
3.488%, 07/07/2017 (a)(b)(c)		1,750,000	1,758,137

			8,549,998

Mortality/Longevity - 2.5%
Benu Capital Class B
3.350%, 01/08/2020 (a)(b)(c)	EUR	12,000,000	13,516,686
Chesterfield Re 2014-1
4.500%, 12/15/2034 (c)		$11,119,944	11,178,324
Vita Capital VI
3.987%, 01/08/2021 (a)(b)(c)		3,000,000	3,039,900
Vitality Re VI Class B
2.338%, 01/08/2018 (a)(b)(c)		1,000,000	998,800

			28,733,710

Multiperil - 23.7%
Atlas IX 2015-1
7.481%, 01/07/2019 (a)(b)(c)		4,910,000	4,925,221
Atlas IX 2016-1
8.006%, 01/08/2020 (a)(b)(c)		17,215,000	17,692,716
Galileo Re 2013-1
7.638%, 01/09/2017 (a)(b)(c)		5,500,000	5,541,250
Galileo Re 2015-1 Class A
13.738%, 01/08/2018 (a)(b)(c)		12,065,000	12,377,483
Galileo Re 2016-1 Class A
13.738%, 01/08/2019 (a)(b)(c)		9,285,000	9,437,738
Galileo Re 2016-1 Class B
9.238%, 01/08/2019 (a)(b)(c)		9,285,000	9,391,778
Galileo Re 2016-1 Class C
7.238%, 01/08/2019 (a)(b)(c)		9,285,000	9,391,778
Kilimanjaro Re 2014-1 Class B
4.738%, 04/30/2018 (a)(b)(c)		10,802,000	10,854,390
Kilimanjaro Re 2014-2 Class C
3.988%, 11/25/2019 (a)(b)(c)		28,158,000	28,528,278
Kilimanjaro Re 2015-1 Class D
9.488%, 12/06/2019 (a)(b)(c)		6,742,000	6,910,550
Kilimanjaro Re 2015-1 Class E
6.988%, 12/06/2019 (a)(b)(c)		10,674,000	10,843,717
Loma Re 2013-1 A
9.608%, 01/08/2018 (a)(b)(c)		2,271,000	2,313,354
Loma Re 2013-1 B
11.978%, 01/08/2018 (a)(b)(c)		6,814,000	6,934,608
Loma Re 2013-1 C
17.978%, 01/08/2018 (a)(b)(c)		11,781,000	12,035,470
Mythen Re 2012-2 A
9.098%, 01/05/2017 (a)(b)(c)		578,000	578,173
Queen Street XII
6.068%, 04/08/2020 (a)(b)(c)		2,414,000	2,418,828
Resilience Re Series 1642B
11.070%, 04/07/2017 (a)(b)(c)(d)		10,720,000	9,926,720
Tradewynd Re 2013-1 1
9.888%, 07/09/2018 (a)(b)(c)		10,357,000	11,243,041
Tradewynd Re 2013-2 3-A
6.448%, 01/09/2017 (a)(b)(c)		12,481,000	12,566,495
Tradewynd Re 2013-2 3-B
7.128%, 01/09/2017 (a)(b)(c)		10,698,000	10,767,537
Tradewynd Re 2014-1 Class 3-A
5.310%, 01/08/2018 (a)(b)(c)		10,554,000	10,629,461
Tradewynd Re 2014-1 Class 3-B
7.450%, 01/08/2018 (a)(b)(c)		28,143,000	28,681,938

Tramline Re II 2014-1 Class A
9.988%, 01/04/2019 (a)(b)(c)		18,115,000	18,324,228
VenTerra Re 2013-1 A
3.988%, 01/09/2017 (a)(b)(c)		15,310,000	15,352,868

			267,667,620

Other - 0.3%
Operational Re
5.500%, 04/08/2021 (a)(c)	CHF	3,519,000	3,620,663

Windstorm - 0.5%
Queen Street X Re Ltd
5.988%, 06/08/2018 (a)(b)(c)		$901,000	902,352
Queen Street XI Re DAC
6.388%, 06/07/2019 (a)(b)(c)		4,104,000	4,137,858

			5,040,210

			313,612,201

Japan - 3.1%
Earthquake - 3.0%
Kizuna Re II Class A
2.488%, 04/06/2018 (a)(b)(c)		6,750,000	6,754,388
Kizuna Re II Class B
2.738%, 04/06/2018 (a)(b)(c)		4,500,000	4,495,275
Nakama Re
2.738%, 04/13/2018 (a)(b)(c)		4,250,000	4,267,425
Nakama Re 2013-1
2.988%, 09/29/2016 (a)(b)(c)		6,500,000	6,502,925
Nakama Re 2014-2 Class 2
3.113%, 01/16/2020 (a)(b)(c)		5,625,000	5,737,781
Nakama Re 2015-1
3.488%, 01/14/2021 (a)(b)(c)		6,000,000	6,162,900

			33,920,694

Windstorm - 0.1%
Aozora Re 2016-1 A
2.954%, 04/07/2020 (a)(b)(c)		797,000	799,749

			34,720,443

Turkey - 0.3%
Earthquake - 0.3%
Bosphorus Re 2015-1
4.036%, 08/17/2018 (a)(b)(c)		3,250,000	3,284,288

United States - 45.0%
Earthquake - 5.3%
Golden State Re II
2.438%, 01/08/2019 (a)(b)(c)		4,200,000	4,148,130
Laetere Re 2016-1 A
6.191%, 06/06/2017 (a)(b)(c)(d)		2,780,000	2,632,104
Laetere Re 2016-1 B
10.175%, 06/06/2017 (a)(b)(c)(d)		2,433,000	2,228,506
Laetere Re 2016-1 C
20.532%, 06/06/2017 (a)(b)(c)(d)		5,560,000	4,682,910
Merna Re 2015-1
2.238%, 04/09/2018 (a)(b)(c)		1,478,000	1,484,281
Merna Re 2016-1
2.488%, 04/08/2019 (a)(b)(c)		788,000	794,462
Ursa Re 2014-1 Class A
3.500%, 12/07/2017 (a)(b)(c)		5,631,000	5,647,330
Ursa Re 2014-1 Class B
5.000%, 12/07/2017 (a)(b)(c)		20,237,000	20,404,967

Ursa Re 2015-1
5.000%, 09/21/2018 (a)(b)(c)		17,550,000	17,757,968

			59,780,658

Multiperil - 24.0%
Blue Halo Re 2016-1 A
14.233%, 06/21/2019 (a)(b)(c)		3,297,000	3,263,700
Blue Halo Re 2016-1 B
19.983%, 06/21/2019 (a)(b)(c)		1,805,000	1,791,192
Blue Halo Re 2016-2 C
8.483%, 07/26/2019 (a)(b)(c)		4,855,000	4,858,398
Caelus Re 2013-2 A
7.088%, 04/07/2017 (a)(b)(c)		20,494,000	20,817,805
Caelus Re IV 2016-1
5.738%, 03/06/2020 (a)(b)(c)		7,818,000	8,018,532
East Lane Re VI
2.888%, 03/14/2018 (a)(b)(c)		14,467,000	14,492,317
East Lane VI 2015-1
3.628%, 03/13/2020 (a)(b)(c)		7,597,000	7,721,591
Espada Re 2016-1 20
5.750%, 06/06/2020 (a)(b)(c)		1,217,000	1,214,566
First Coast Re 2016-1 Class A
4.238%, 06/07/2019 (a)(b)(c)		4,865,000	4,879,352
Long Point Re III 2015-1
3.750%, 05/23/2018 (a)(b)(c)		10,569,000	10,673,633
Mona Lisa Re 2013-2 A
7.538%, 07/07/2017 (a)(b)(c)		16,164,000	16,468,691

PennUnion Re 2015-1
4.738%, 12/07/2018 (a)(b)(c)	1,825,000	1,835,767
Residential Re 2012-2 2
5.988%, 12/06/2016 (a)(b)(c)	1,149,000	1,139,061
Residential Re 2012-2 4
19.238%, 12/06/2016 (a)(b)(c)	2,570,000	2,539,802
Residential Re 2013-1 11
8.238%, 06/06/2017 (a)(b)(c)	23,100,000	23,780,295
Residential Re 2013-1 3
9.488%, 06/06/2017 (a)(b)(c)	12,600,000	12,883,500
Residential Re 2013-2 1
20.238%, 12/06/2017 (a)(b)(c)	8,485,000	8,639,851
Residential Re 2013-2 4
5.488%, 12/06/2017 (a)(b)(c)	3,600,000	3,585,600
Residential Re 2014-1 10
15.238%, 06/06/2018 (a)(b)(c)	9,197,000	9,289,430
Residential Re 2014-1 13
3.738%, 06/06/2018 (a)(b)(c)	2,544,000	2,561,299
Residential Re 2014-2 Class 4
5.038%, 12/06/2018 (a)(b)(c)	5,653,000	5,632,367
Residential Re 2015-1 Class 10
11.208%, 06/06/2019 (a)(b)(c)	4,070,000	4,115,177
Residential Re 2015-1 Class 11
6.198%, 06/06/2019 (a)(b)(c)	4,428,000	4,564,825
Residential Re 2015-2 Class 3
7.488%, 12/06/2019 (a)(b)(c)	8,495,000	8,507,318
Residential Re 2016-1 10
11.738%, 06/06/2023 (a)(b)(c)	1,663,000	1,680,794
Residential Re 2016-1 11
4.988%, 06/06/2023 (a)(b)(c)	2,138,000	2,138,000
Residential Re 2016-1 13
3.488%, 06/06/2023 (a)(b)(c)	6,000,000	6,052,800
Riverfront Re 2014
4.238%, 01/06/2017 (a)(b)(c)	4,512,000	4,429,882
Sanders Re 2013-1 A
3.738%, 05/05/2017 (a)(b)(c)	22,000,000	21,865,800
Sanders Re 2013-1 B
4.238%, 05/05/2017 (a)(b)(c)	8,110,000	8,078,777
Sanders Re 2014-1 B
3.318%, 05/25/2018 (a)(b)(c)	18,750,000	18,631,875
Sanders Re 2014-1 C
3.538%, 05/25/2018 (a)(b)(c)	19,000,000	18,773,900
Sanders Re 2014-2
4.008%, 06/07/2017 (a)(b)(c)	4,966,000	4,954,082
Skyline Re 2014-1 A
14.238%, 01/23/2017 (a)(b)(c)	1,426,000	1,461,080

		271,341,059

Windstorm - 15.7%
Alamo Re 2015-1 Class A
6.018%, 06/07/2018 (a)(b)(c)	8,540,000	8,790,649
Alamo Re 2015-1 Class B
4.858%, 06/07/2018 (a)(b)(c)	4,926,000	5,102,597
Alamo Re Ltd.
5.348%, 06/07/2017 (a)(b)(c)	17,108,000	17,339,813
Armor Re Ltd.
4.688%, 12/15/2016 (a)(b)(c)	5,450,000	5,411,305
Citrus Re 2014-1
5.248%, 04/18/2017 (a)(b)(c)	6,353,000	6,309,482
Citrus Re 2014-2
4.538%, 04/24/2017 (a)(b)(c)	1,410,000	1,402,033
Citrus Re 2015-1 Class A
5.378%, 04/09/2018 (a)(b)(c)	5,985,000	5,961,958
Citrus Re 2015-1 Class B
7.198%, 04/09/2018 (a)(b)(c)	8,977,000	8,870,174
Citrus Re 2015-1 Class C
9.268%, 04/09/2018 (a)(b)(c)	2,768,000	2,738,659
Citrus Re 2016-1 D-50
7.738%, 02/25/2019 (a)(b)(c)	3,887,000	3,939,280
Citrus Re 2016-1 E-50
10.738%, 02/25/2019 (a)(b)(c)	3,239,000	3,240,781
Cranberry Re 2015-1
4.098%, 07/06/2018 (a)(b)(c)	2,609,000	2,653,223
Everglades Re 2014
7.348%, 04/28/2017 (a)(b)(c)	38,605,000	39,091,423
Everglades Re II 2015-1
5.468%, 05/03/2018 (a)(b)(c)	6,897,000	6,978,385

Gator Re 2014
6.508%, 01/09/2017 (a)(b)(c)	13,750,000	11,441,375
Kilimanjaro Re 2014-1 Class A
4.988%, 04/30/2018 (a)(b)(c)	9,269,000	9,239,339
Manatee Re 2015-1
5.238%, 12/22/2017 (a)(b)(c)	2,424,000	2,409,092
Manatee Re 2016-1 A
5.250%, 03/13/2019 (a)(b)(c)	556,000	556,667
Manatee Re 2016-1 C
16.250%, 03/14/2022 (a)(b)(c)	835,000	837,421
Market Re 2016-2
6.724%, 06/07/2017 (a)(b)(c)(d)	6,459,000	6,468,043
Market Re 2016-3
3.000%, 07/08/2019 (a)(b)(c)	4,000,000	4,014,000
Metrocat Re 2013-1 A
4.738%, 08/05/2016 (a)(b)(c)	3,750,000	3,748,688
Oakleaf Re Ltd. 2016-1 A
5.750%, 06/08/2017 (a)(b)(c)	2,085,000	2,093,340
Pelican Re 2013-1 A
6.238%, 05/15/2017 (a)(b)(c)	8,862,000	8,935,998
Queen City
3.738%, 01/06/2017 (a)(b)(c)	10,000,000	9,795,000

		177,368,725

		508,490,442

TOTAL EVENT-LINKED BONDS (QUOTA SHARES) (Cost $861,865,558)		867,152,581

PARTICIPATION NOTES (QUOTA SHARES) - 9.4%
Global - 9.4%
Multiperil - 9.4%
Atlas Re X Class A
04/03/2017 (a)(c)	24,789,000	26,038,943
Eden Re II 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $0, Acquisition Date: 03/19/2015)	—	202,730
Eden Re II 2016-1
04/23/2019 (a)(c)(e)(h) (Cost: $14,720,000, Original Acquisition Date: 12/30/2015)	14,720,000	15,478,533
Sector Re V LTD Series 5 Class B
03/01/2020 (a)(f) (Cost: $61,538 Acquisition Date: 04/30/2015)	61,538	4,419,413
Sector Re V LTD Series 5 Class F
03/01/2020 (a)(f) (Cost: $37,500, Acquisition Date: 04/27/2015)	37,500	1,208,569
Sector Re V LTD Series 5 Class G
03/01/2020 (a)(f) (Cost: $60,208, Acquisition Date: 06/26/2015)	60,208	3,005,204
Sector Re V LTD Series 6 Class B
03/01/2021 (a)(f)(h) (Cost: $17,790,802, Acquisition Date: 04/28/2016)	17,790,802	18,022,083
Sector Re V LTD Series 6 Class F
03/01/2021 (a)(f)(h) (Cost: $4,012,000, Acquisition Date: 05/25/2016)	4,012,000	4,043,294
Sector Re V LTD Series 6 Class G
03/01/2021 (a)(f)(h) (Cost: $33,083,000, Acquisition Date: 04/28/2016)	33,083,000	33,341,047

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $94,560,770)		105,759,816

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 8.2%
Global - 8.2%
Multiperil - 8.2%
Arenal (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $6,384,201; Acquisition Date: 03/28/2016)	5,421	6,207,529
Biscayne (Artex Segregated Account Company) (a)(e)(f) (Cost: $17,415,491; Original Acquisition Date: 04/30/2014)	17,296	18,920,357
Hatteras (Artex Segregated Account Company) (a)(e)(f) (Cost: $6,300,000; Acquisition Date: 12/30/2014)	6,300	6,559,563
Hilo (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $2,469,074; Acquisition Date: 06/09/2015)	2,469	2,840,402
Hudson Charles 2 (Mt Logan Re) (a)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	8,084,118
Hudson Charles 3 (Mt Logan Re) (a)(f) (Cost: $11,904,000; Acquisition Date: 06/19/2014)	11,904	11,972,967
Hudson Paul 3 (Mt Logan Re) (a)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	8,124,101
Kona (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $2,149,137; Acquisition Date: 07/23/2015)	2,412	2,486,939
LRe 2015 (a)(e)(f) (Cost: $25,828; Acquisition Date: 03/31/2015)	258	441,113
LRe 2016 (a)(e)(f)(h) (Cost: $5,107,000; Acquisition Date: 04/01/2016)	51,070	5,180,546
Minnewaska (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $3,744,456; Original Acquisition Date: 05/29/2015)	3,216	4,447,103
Rondout (Artex Segregated Account Company) (a)(e)(f) (Cost: $6,891,227; Acquisition Date: 05/29/2015)	6,083	7,983,864
Yoho (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $8,766,000; Acquisition Date: 05/17/2016)	8,766	8,917,064

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $87,281,414)		92,165,666

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.25% (i)	14,651,990	14,651,990
First American Government Obligations Fund - Class Z - 0.23% (i)	14,651,989	14,651,989
First American Treasury Obligations Fund - Class Z - 0.22% (i)	14,651,990	14,651,990
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (i)	14,651,989	14,651,989

TOTAL SHORT-TERM INVESTMENTS (Cost $58,607,958)		58,607,958

TOTAL INVESTMENTS (Cost $1,102,315,700) - 99.6%		1,123,686,021

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		4,695,531

TOTAL NET ASSETS - 100.0%		$1,128,381,552

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $1,053,899,739. Foreign concentration is as follows: Bermuda: 73.9%, Cayman Islands: 15.4%, Ireland: 4.1%
(b)	Variable rate security. The rate shown is as of July 31, 2016.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $908,670,057 which represented 80.5% of net assets.
(d)	Zero-coupon bond. Rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $79,665,743, which represents 7.1% of net assets.
(f)	Security is restricted to resale. The aggregate value of these securities at July 31, 2016 was $156,408,006, which represents 13.9% of net assets.
(g)	Security’s principal was returned in full so the fair value represents the expected future dividend receipt.
(h)	Non-income producing security.
(i)	Rate shown is the 7-day effective yield.

Open Futures Contracts

	NUMBER OF		UNREALIZED
	CONTRACTS	NOTIONAL	APPRECIATION
DESCRIPTION	SOLD	VALUE	(DEPRECIATION)
FUTURES CONTRACTS SOLD
Euro Fx, September 2016 Settlement	137	$19,182,569	$362,993
Swiss Franc, September 2016 Settlement	28	3,623,550	3,966
U.S. Treasury 5-Year Note, September 2016 Settlement	62	7,564,969	(128,447)

TOTAL FUTURES CONTRACTS SOLD		$30,371,088	$238,512

	NUMBER OF
	CONTRACTS	NOTIONAL	UNREALIZED
DESCRIPTION	PURCHASED	VALUE	DEPRECIATION
FUTURES CONTRACTS PURCHASED
Canadian Dollar, September 2016 Settlement	21	$1,610,385	$(16,955)

TOTAL FUTURES CONTRACTS PURCHASED		$1,610,385	$(16,955)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2016 (Unaudited)

	PRINCIPAL
	AMOUNT		FAIR VALUE
EVENT-LINKED BONDS - 80.1%
China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
4.288%, 06/30/2018 (a)(b)(c)		$668,000	$666,029

Global - 26.5%
Earthquake - 0.6%
Acorn Re 2015-1
4.183%, 07/17/2018 (a)(b)(c)		3,155,000	3,249,177

Mortality/Longevity - 2.0%
Chesterfield Re 2014-1
4.500%, 12/15/2034 (c)		10,047,720	10,100,471

Multiperil - 23.1%
Atlas IX 2015-1
7.481%, 01/07/2019 (a)(b)(c)		2,074,000	2,080,429
Atlas IX 2016-1
8.006%, 01/08/2020 (a)(b)(c)		8,035,000	8,257,971
Galileo Re 2013-1
7.638%, 01/09/2017 (a)(b)(c)		4,000,000	4,030,000
Galileo Re 2015-1 Class A
13.738%, 01/08/2018 (a)(b)(c)		4,717,000	4,839,170
Galileo Re 2016-1 Class A
13.738%, 01/08/2019 (a)(b)(c)		4,333,000	4,404,278
Galileo Re 2016-1 Class B
9.238%, 01/08/2019 (a)(b)(c)		4,333,000	4,382,829
Galileo Re 2016-1 Class C
7.238%, 01/08/2019 (a)(b)(c)		4,332,000	4,381,818
Kilimanjaro Re 2014-1 Class B
4.738%, 04/30/2018 (a)(b)(c)		5,944,000	5,972,828
Kilimanjaro Re 2014-2 Class C
3.988%, 11/25/2019 (a)(b)(c)		11,842,000	11,997,722
Kilimanjaro Re 2015-1 Class D
9.488%, 12/06/2019 (a)(b)(c)		3,258,000	3,339,450
Kilimanjaro Re 2015-1 Class E
6.988%, 12/06/2019 (a)(b)(c)		5,110,000	5,191,249
Loma Re 2013-1 A
9.608%, 01/08/2018 (a)(b)(c)		1,394,000	1,419,998
Loma Re 2013-1 B
11.978%, 01/08/2018 (a)(b)(c)		3,181,000	3,237,304
Loma Re 2013-1 C
17.978%, 01/08/2018 (a)(b)(c)		7,230,000	7,386,168
Mythen Re 2012-2 A
9.098%, 01/05/2017 (a)(b)(c)		422,000	422,127
Queen Street XII
6.068%, 04/08/2020 (a)(b)(c)		1,049,000	1,051,098
Resilience Re Series 1642B
11.070%, 04/07/2017 (a)(b)(c)(d)		4,691,000	4,343,866
Tradewynd Re 2013-1 1
9.888%, 07/09/2018 (a)(b)(c)		4,143,000	4,497,434
Tradewynd Re 2013-2 3-A
6.448%, 01/09/2017 (a)(b)(c)		5,019,000	5,053,380
Tradewynd Re 2013-2 3-B
7.128%, 01/09/2017 (a)(b)(c)		4,302,000	4,329,963
Tradewynd Re 2014-1 Class 3-A
5.310%, 01/08/2018 (a)(b)(c)		4,446,000	4,477,789
Tradewynd Re 2014-1 Class 3-B
7.450%, 01/08/2018 (a)(b)(c)		11,857,000	12,084,062
Tramline Re II 2014-1 Class A
9.988%, 01/04/2019 (a)(b)(c)		7,635,000	7,723,184
VenTerra Re 2013-1 A
3.988%, 01/09/2017 (a)(b)(c)		312,000	312,874

			115,216,991

Other - 0.3%
Operational Re
5.500%, 04/08/2021 (a)(c)	CHF	1,528,000	1,572,144

Windstorm - 0.5%
Queen Street X Re Ltd
5.988%, 06/08/2018 (a)(b)(c)		$378,000	378,567
Queen Street XI Re DAC
6.388%, 06/07/2019 (a)(b)(c)		1,896,000	1,911,642

			2,290,209

			132,428,992

Japan - 0.1%
Windstorm - 0.1%
Aozora Re 2016-1 A
2.954%, 04/07/2020 (a)(b)(c)	352,000	353,214

United States - 53.4%
Earthquake - 5.4%
Golden State Re II
2.438%, 01/08/2019 (a)(b)(c)	2,900,000	2,864,185
Laetere Re 2016-1 A
6.191%, 06/06/2017 (a)(b)(c)(d)	1,220,000	1,155,096
Laetere Re 2016-1 B
10.175%, 06/06/2017 (a)(b)(c)(d)	1,067,000	977,319
Laetere Re 2016-1 C
20.532%, 06/06/2017 (a)(b)(c)(d)	2,440,000	2,055,090
Merna Re 2016-1
2.488%, 04/08/2019 (a)(b)(c)	343,000	345,813
Ursa Re 2014-1 Class A
3.500%, 12/07/2017 (a)(b)(c)	2,369,000	2,375,870
Ursa Re 2014-1 Class B
5.000%, 12/07/2017 (a)(b)(c)	8,513,000	8,583,658
Ursa Re 2015-1
5.000%, 09/21/2018 (a)(b)(c)	8,450,000	8,550,132

		26,907,163

Multiperil - 20.7%
Blue Halo Re 2016-1 A
14.233%, 06/21/2019 (a)(b)(c)	1,453,000	1,438,325
Blue Halo Re 2016-1 B
19.983%, 06/21/2019 (a)(b)(c)	795,000	788,918
Blue Halo Re 2016-2 C
8.483%, 07/26/2019 (a)(b)(c)	2,145,000	2,146,501
Caelus Re 2013-2 A
7.088%, 04/07/2017 (a)(b)(c)	11,506,000	11,687,795
East Lane Re VI
2.888%, 03/14/2018 (a)(b)(c)	6,340,000	6,351,095
East Lane VI 2015-1
3.628%, 03/13/2020 (a)(b)(c)	3,190,000	3,242,316
Espada Re 2016-1 20
5.750%, 06/06/2020 (a)(b)(c)	568,000	566,864
First Coast Re 2016-1 Class A
4.238%, 06/07/2019 (a)(b)(c)	2,135,000	2,141,298
Long Point Re III 2015-1
3.750%, 05/23/2018 (a)(b)(c)	4,431,000	4,474,867
Mona Lisa Re 2013-2 A
7.538%, 07/07/2017 (a)(b)(c)	1,836,000	1,870,609
PennUnion Re 2015-1
4.738%, 12/07/2018 (a)(b)(c)	1,004,000	1,009,924
Residential Re 2012-2 2
5.988%, 12/06/2016 (a)(b)(c)	851,000	843,639
Residential Re 2012-2 4
19.238%, 12/06/2016 (a)(b)(c)	1,780,000	1,759,085
Residential Re 2013-1 11
8.238%, 06/06/2017 (a)(b)(c)	15,400,000	15,853,530
Residential Re 2013-1 3
9.488%, 06/06/2017 (a)(b)(c)	8,400,000	8,589,000
Residential Re 2013-2 1
20.238%, 12/06/2017 (a)(b)(c)	4,138,000	4,213,518
Residential Re 2013-2 4
5.488%, 12/06/2017 (a)(b)(c)	1,900,000	1,892,400
Residential Re 2014-1 10
15.238%, 06/06/2018 (a)(b)(c)	3,965,000	4,004,848
Residential Re 2014-1 13
3.738%, 06/06/2018 (a)(b)(c)	1,097,000	1,104,460
Residential Re 2014-2 Class 4
5.038%, 12/06/2018 (a)(b)(c)	2,347,000	2,338,433
Residential Re 2015-1 Class 10
11.208%, 06/06/2019 (a)(b)(c)	1,983,000	2,005,011
Residential Re 2015-1 Class 11
6.198%, 06/06/2019 (a)(b)(c)	2,157,000	2,223,651
Residential Re 2015-2 Class 3
7.488%, 12/06/2019 (a)(b)(c)	4,005,000	4,010,807
Residential Re 2016-1 10
11.738%, 06/06/2023 (a)(b)(c)	728,000	735,790
Residential Re 2016-1 11
4.988%, 06/06/2023 (a)(b)(c)	936,000	936,000
Riverfront Re 2014
4.238%, 01/06/2017 (a)(b)(c)	1,966,000	1,930,219

Sanders Re 2013-1 B
4.238%, 05/05/2017 (a)(b)(c)	6,890,000	6,863,473
Sanders Re 2014-1 D
4.108%, 05/28/2019 (a)(b)(c)	6,705,000	6,662,759
Sanders Re 2014-2
4.008%, 06/07/2017 (a)(b)(c)	1,140,000	1,137,264
Skyline Re 2014-1 A
14.238%, 01/23/2017 (a)(b)(c)	408,000	418,037

		103,240,436

Windstorm - 27.3%
Alamo Re 2015-1 Class A
6.018%, 06/07/2018 (a)(b)(c)	24,557,000	25,277,748
Alamo Re 2015-1 Class B
4.858%, 06/07/2018 (a)(b)(c)	12,015,000	12,445,738
Armor Re Ltd.
4.688%, 12/15/2016 (a)(b)(c)	15,700,000	15,588,530
Citrus Re 2014-1
5.248%, 04/18/2017 (a)(b)(c)	2,703,000	2,684,485
Citrus Re 2014-2
4.538%, 04/24/2017 (a)(b)(c)	607,000	603,571
Citrus Re 2015-1 Class A
5.378%, 04/09/2018 (a)(b)(c)	2,514,000	2,504,321
Citrus Re 2015-1 Class B
7.198%, 04/09/2018 (a)(b)(c)	3,770,000	3,725,137
Citrus Re 2015-1 Class C
9.268%, 04/09/2018 (a)(b)(c)	1,163,000	1,150,672
Citrus Re 2016-1 D-50
7.738%, 02/25/2019 (a)(b)(c)	856,000	867,513
Citrus Re 2016-1 E-50
10.738%, 02/25/2019 (a)(b)(c)	713,000	713,392
Cranberry Re 2015-1
4.098%, 07/06/2018 (a)(b)(c)	1,097,000	1,115,594
Everglades Re 2014
7.348%, 04/28/2017 (a)(b)(c)	28,637,000	28,997,826
Everglades Re II 2015-1
5.468%, 05/03/2018 (a)(b)(c)	19,103,000	19,328,415
Gator Re 2014
6.508%, 01/09/2017 (a)(b)(c)	6,026,000	5,014,235
Kilimanjaro Re 2014-1 Class A
4.988%, 04/30/2018 (a)(b)(c)	3,991,000	3,978,229
Manatee Re 2015-1
5.238%, 12/22/2017 (a)(b)(c)	1,005,000	998,819
Market Re 2016-2
6.724%, 06/07/2017 (a)(b)(c)(d)	2,841,000	2,844,977
Oakleaf Re Ltd. 2016-1 A
5.750%, 06/08/2017 (a)(b)(c)	915,000	918,660
Pelican Re 2013-1 A
6.238%, 05/15/2017 (a)(b)(c)	7,388,000	7,449,690

		136,207,552

		266,355,151

TOTAL EVENT-LINKED BONDS (Cost $395,961,208)		399,803,386

PARTICIPATION NOTES (QUOTA SHARES) - 8.4%
Global - 8.4%
Multiperil - 8.4%
Atlas Re X Class A
04/03/2017 (a)(c)	15,211,000	15,977,989
Eden Re II 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $0; Acquisition Date: 03/19/2015)	—	108,874
Eden Re II 2016-1
04/23/2019 (a)(c)(e)(h) (Cost: $7,177,500; Acquisition Date: 12/30/2015)	7,177,500	7,547,362
Sector Re V LTD Series 5 Class B
03/01/2020 (a)(f) (Cost: $24,530; Acquisition Date: 04/30/2015)	24,530	1,761,647
Sector Re V LTD Series 5 Class F
03/01/2020 (a)(f) (Cost: $15,625; Acquisition Date: 04/27/2015)	15,625	503,570
Sector Re V LTD Series 5 Class G
03/01/2020 (a)(f) (Cost: $11,468, Acquisition Date: 06/26/2015)	11,468	572,410
Sector Re V LTD Series 6 Class B
03/01/2021 (a)(f)(h) (Cost: $6,985,067; Acquisition Date: 04/28/2016)	6,985,067	7,075,873
Sector Re V LTD Series 6 Class G
03/01/2021 (a)(f)(h) (Cost: $8,211,845; Acquisition Date: 04/28/2016)	8,211,945	8,275,998

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $37,637,135)		41,823,723

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 9.7%
Global - 9.7%
Multiperil - 9.7%
Arenal (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $12,589,776; Acquisition Date: 05/07/2015)	12,590	14,416,418
Biscayne (Artex Segregated Account Company) (a)(e)(f) (Cost: $10,874,225; Original Acquisition Date: 04/30/2014)	10,896	11,919,932
Hilo (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $1,181,950; Acquisition Date: 06/09/2015)	1,182	1,359,705
Hudson Charles 2 (Mt Logan Re) (a)(f) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	3,481,310

Hudson Charles 3 (Mt Logan Re) (a)(f) (Cost: $3,446,000; Acquisition Date: 06/19/2014)	3,446	3,465,965
Hudson Paul 3 (Mt Logan Re) (a)(f) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	3,498,528
Kona (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $400,958; Acquisition Date: 07/23/2015)	450	463,981
LRe 2015 (a)(e)(f) (Cost: $10,896; Acquisition Date: 03/31/2015)	109	186,091
Minnewaska (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $1,793,421; Original Acquisition Date: 05/29/2015)	1,540	2,129,956
Rondout (Artex Segregated Account Company) (a)(e)(f) (Cost: $3,300,563; Acquisition Date: 05/29/2015)	2,913	3,823,883
Yoho (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $3,730,000; Acquisition Date: 05/17/2016)	3,730	3,794,279

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $44,271,789)		48,540,048

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.25% (i)	1,618,880	1,618,880
First American Government Obligations Fund - Class Z - 0.23% (i)	1,618,879	1,618,879
First American Treasury Obligations Fund - Class Z - 0.22% (i)	1,618,879	1,618,879
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (i)	1,618,880	1,618,880

TOTAL SHORT-TERM INVESTMENTS (Cost $6,475,518)		6,475,518

TOTAL INVESTMENTS (Cost $484,345,650) - 99.5%		496,642,675

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		2,265,450

TOTAL NET ASSETS - 100.0%		$498,908,125

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is the geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $480,066,686. Foreign concentration is as follows: Bermuda: 76.5%, Cayman Islands: 17.0%, Ireland: 2.7%.
(b)	Variable rate security. The rate shown is as of July 31, 2016.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $423,328,737, which represents 84.9% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $45,750,481, which represents 9.2% of net assets.
(f)	Security is restricted to resale. The aggregate value of these securities at July 31, 2016 was $66,838,420, which represents 13.4% of net assets.
(g)	Security’s principal was returned in full so the fair value represents the expected future dividend receipt.
(h)	Non-income producing security.
(i)	Rate shown is the 7-day effective yield.

Open Futures Contracts

	NUMBER OF		UNREALIZED
	CONTRACTS	NOTIONAL	APPRECIATION
DESCRIPTION	SOLD	VALUE	(DEPRECIATION)
FUTURES CONTRACTS SOLD
Swiss Franc, September 2016 Settlement	12	$1,552,950	$1,700
U.S. Treasury 5-Year Note, September 2016 Settlement	56	6,832,875	(116,017)

TOTAL FUTURES CONTRACTS SOLD		$8,385,825	$(114,317)

	NUMBER OF
	CONTRACTS	NOTIONAL	UNREALIZED
DESCRIPTION	PURCHASED	VALUE	DEPRECIATION
FUTURES CONTRACTS PURCHASED
Canadian Dollar, September 2016 Settlement	11	$843,535	$(9,211)

TOTAL FUTURES CONTRACTS PURCHASED		$843,535	$(9,211)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
CONTINGENT VALUE RIGHTS - 0.0%
Food Staples Retailing - 0.0%
Safeway Casa Ley (a)(b)(c) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	$5,480
Safeway PDC (a)(b)(c) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	264

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		5,744

SHORT-TERM INVESTMENTS - 100.4%
Money Market Funds - 0.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.25% (d)	38,115	38,115
First American Government Obligations Fund - Class Z - 0.23% (d)	38,114	38,114
First American Treasury Obligations Fund - Class Z - 0.22% (d)	38,115	38,115
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (d)	38,114	38,114

		152,458

	PRINCIPAL
	AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.4%
0.247%, 08/04/2016 (e)(f)	$24,100,000	24,099,505
0.206%, 08/25/2016 (e)(f)	47,600,000	47,593,508
0.260%, 09/01/2016 (e)(f)	33,950,000	33,942,460
0.271%, 09/22/2016 (e)(f)	43,900,000	43,882,980
0.317%, 09/29/2016 (e)(f)	42,500,000	42,483,935
0.414%, 10/20/2016 (e)(f)	45,800,000	45,774,581
0.283%, 11/10/2016 (e)(f)	60,300,000	60,258,996
0.277%, 12/08/2016 (e)(f)	20,100,000	20,079,538
0.382%, 01/26/2017 (e)(f)	40,000,000	39,927,520
0.359%, 02/02/2017 (e)(f)	29,950,000	29,893,723

		387,936,746

TOTAL SHORT-TERM INVESTMENTS (Cost $388,060,703)		388,089,204

TOTAL INVESTMENTS (Cost $388,060,703) - 100.4%		388,094,948

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(1,404,373)

TOTAL NET ASSETS - 100.0%		$386,690,575

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is restricted to resale. The aggregate value of these securities at July 31, 2016 was $5,744, which represents 0.0% of net assets.
(c)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $5,744, which represents 0.0% of net assets.
(d)	Rate shown is the 7-day effective yield.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(f)	All or portion of this security is held as collateral for written put options.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 08/03/2016, Strike Price $2165.00	223	$74,705
CBOE S&P 500 Index, Expires 08/03/2016, Strike Price $2170.00	441	202,860
CBOE S&P 500 Index, Expires 08/03/2016, Strike Price $2175.00	175	133,000
CBOE S&P 500 Index, Expires 08/05/2016, Strike Price $2170.00	575	477,250
CBOE S&P 500 Index, Expires 08/05/2016, Strike Price $2175.00	200	206,000
NASDAQ OMX Group, Inc., Expires 08/05/2016, Strike Price $4725.00	40	111,200

TOTAL PUT OPTIONS		1,205,015

(Premiums Received $1,582,195)

TOTAL WRITTEN OPTIONS		$1,205,015

(Premiums Received $1,582,195)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
CONTINGENT VALUE RIGHTS - 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Trius Therapeutics, Inc. (a)(b)(c) (Cost: $0; Acquisition Date: 08/12/2013)	3,300	$—

Telecommunication Services - 0.0%
Leap Wireless International, Inc. (a)(b)(c) (Cost: $6,396; Acquisition Date: 08/12/2013)	2,700	6,804

TOTAL CONTINGENT VALUE RIGHTS (Cost $6,396)		6,804

SHORT-TERM INVESTMENTS - 100.6%
Money Market Funds - 0.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.25% (d)	14,157	14,157
First American Government Obligations Fund - Class Z - 0.23% (d)	14,156	14,156
First American Treasury Obligations Fund - Class Z - 0.22% (d)	14,156	14,156
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (d)	14,156	14,156

		56,625

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.6%
0.246%, 08/04/2016 (e)(f)	$11,600,000	11,599,762
0.094%, 08/25/2016 (e)(f)	6,050,000	6,049,120
0.264%, 09/01/2016 (e)(f)	11,000,000	10,997,511
0.268%, 09/22/2016 (e)(f)	20,600,000	20,592,082
0.316%, 09/29/2016 (e)(f)	24,400,000	24,390,777
0.416%, 10/20/2016 (e)(f)	18,800,000	18,789,566
0.283%, 11/10/2016 (e)(f)	11,500,000	11,492,180
0.281%, 12/08/2016 (e)(f)	11,600,000	11,588,191
0.359%, 02/02/2017 (e)(f)	22,800,000	22,757,158

		138,256,347

TOTAL SHORT-TERM INVESTMENTS (Cost $138,303,073)		138,312,972

TOTAL INVESTMENTS (Cost $138,309,469) - 100.6%		138,319,776

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(766,945)

TOTAL NET ASSETS - 100.0%		$137,552,831

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is restricted to resale. The aggregate value of these securities at July 31, 2016 was $6,804, which represents 0.0% of net assets.
(c)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $6,804, which represents 0.0% of net assets.
(d)	Rate shown is the 7-day effective yield.
(e)	All or a portion of this security is held as collateral for written put options.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
CBOE Russell 2000 Index, Expires 08/05/2016, Strike Price $1210.00	200	$94,000
CBOE Russell 2000 Index, Expires 08/05/2016, Strike Price $1215.00	450	312,300
CBOE Russell 2000 Index, Expires 08/05/2016, Strike Price $1220.00	381	310,896
CBOE Russell 2000 Index, Expires 08/05/2016, Strike Price $1225.00	50	52,500

TOTAL PUT OPTIONS		769,696

(Premiums Received $835,107)

TOTAL WRITTEN OPTIONS		$769,696

(Premiums Received $835,107)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of July 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.9%
Open-End Mutual Funds - 99.9%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	14,090,361	$148,794,212
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	7,416,715	74,612,153

TOTAL INVESTMENT COMPANIES (Cost $216,847,130)		223,406,365

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.25% (b)	39,665	39,665
First American Government Obligations Fund - Class Z - 0.23% (b)	39,664	39,664
First American Treasury Obligations Fund - Class Z - 0.22% (b)	39,664	39,664
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (b)	39,664	39,664

TOTAL SHORT-TERM INVESTMENTS (Cost $158,657)		158,657

TOTAL INVESTMENTS (Cost $217,005,787) - 100.0%		223,565,022

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(64,270)

TOTAL NET ASSETS - 100.0%		$223,500,752

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.4%
Money Market Funds - 61.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.25% (a)	14,965,772	$14,965,772
First American Government Obligations Fund - Class Z - 0.23% (a)	14,965,772	14,965,772
First American Treasury Obligations Fund - Class Z - 0.22% (a)	14,965,771	14,965,771
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (a)	14,965,772	14,965,772

		59,863,087

	PRINCIPLE AMOUNT	FAIR VALUE
U.S. Treasury Bills - 40.0%
0.252%, 08/04/2016 (b)(c)	$7,250,000	7,249,849
0.257%, 09/01/2016 (b)(c)	2,000,000	1,999,561
0.270%, 09/22/2016 (b)(c)	4,200,000	4,198,377
0.416%, 10/20/2016 (b)(c)	4,100,000	4,097,725
0.283%, 11/10/2016 (b)(c)	13,100,000	13,091,092
0.268%, 12/08/2016 (b)(c)	6,250,000	6,243,637
0.359%, 02/02/2017 (b)(c)	2,100,000	2,096,054

		38,976,295

TOTAL SHORT-TERM INVESTMENTS (Cost $98,837,040)		98,839,382

TOTAL INVESTMENTS (Cost $98,837,040) - 101.4%		98,839,382

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(1,363,146)

TOTAL NET ASSETS - 100.0%		$97,476,236

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	All or a portion of this security is held as collateral for written put options.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
CAC 40 Index, Expires 08/19/2016, Strike Price EUR 4350.00	20	$8,949
CAC 40 Index, Expires 08/19/2016, Strike Price EUR 4450.00	80	67,903
Eurex DAX, Expires 08/05/2016, Strike Price EUR 10300.00	172	92,546
Euro Stoxx 50 Index, Expires 08/05/2016, Strike Price EUR 2975.00	600	173,067
FTSE 100 Index, Expires 08/19/2016, Strike Price GBP 6700.00	160	186,342
FTSE 100 Index, Expires 08/19/2016, Strike Price GBP 6750.00	62	95,593
Hang Seng Index, Expires 08/12/2016, Strike Price HKD 22000.00	17	59,162
Nikkei-225 Stock Index, Expires 08/12/2016, Strike Price JPY 16375.00	152	357,524
Nikkei-225 Stock Index, Expires 08/12/2016, Strike Price JPY 16625.00	2	6,664
S&P/ASX 200 Index, Expires 08/18/2016, Strike Price AUD 5500.00	92	31,741
S&P/ASX 200 Index, Expires 08/18/2016, Strike Price AUD 5525.00	85	35,334
Swiss Market Index, Expires 08/19/2016, Strike Price CHF 8100.00	36	29,721
Swiss Market Index, Expires 08/19/2016, Strike Price CHF 8150.00	83	83,154

TOTAL PUT OPTIONS		1,227,700

(Premiums Received $1,746,409)

TOTAL WRITTEN OPTIONS		$1,227,700

(Premiums Received $1,746,409)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of July 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.4%
Money Market Funds - 0.5%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.25% (a)	62,204	$62,204
First American Government Obligations Fund - Class Z - 0.23% (a)	62,203	62,203
First American Treasury Obligations Fund - Class Z - 0.22% (a)	62,203	62,203
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (a)	62,203	62,203

		248,813

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.9%
0.241%, 08/04/2016 (b)(c)	$2,600,000	2,599,948
0.216%, 08/25/2016 (b)(c)	2,350,000	2,349,664
0.257%, 09/01/2016 (b)(c)	4,550,000	4,548,999
0.272%, 09/22/2016 (b)(c)	6,100,000	6,097,625
0.316%, 09/29/2016 (b)(c)	5,600,000	5,597,883
0.414%, 10/20/2016 (b)(c)	7,500,000	7,495,837
0.283%, 11/10/2016 (b)(c)	2,000,000	1,998,640
0.275%, 12/08/2016 (b)(c)	8,400,000	8,391,449
0.359%, 02/02/2017 (b)(c)	9,050,000	9,032,995

		48,113,040

TOTAL SHORT-TERM INVESTMENTS (Cost $48,359,052)		48,361,853

TOTAL INVESTMENTS (Cost $48,359,052) - 101.4%		48,361,853

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(648,341)

TOTAL NET ASSETS - 100.0%		$47,713,512

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	All or portion of this security is held as collateral for written put options.
(c)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
PUT OPTIONS
iShares China Large-Cap ETF, Expires 08/19/2016, Strike Price $35.00	500	$21,500
iShares MSCI Brazil Capped ETF, Expires 08/19/2016, Strike Price $33.00	500	39,500
iShares MSCI Emerging Markets ETF, Expires 08/05/2016, Strike Price $36.00	1,840	39,560
iShares MSCI Emerging Markets ETF, Expires 08/12/2016, Strike Price $36.00	1,000	35,500
iShares MSCI Emerging Markets ETF, Expires 08/19/2016, Strike Price $35.00	1,850	37,925
iShares MSCI Emerging Markets ETF, Expires 08/19/2016, Strike Price $35.50	3,663	113,553
iShares MSCI Emerging Markets ETF, Expires 08/19/2016, Strike Price $36.00	1,536	72,192
iShares MSCI Emerging Markets ETF, Expires 08/26/2016, Strike Price $36.00	1,340	84,420
iShares MSCI Mexico Capped ETF, Expires 08/19/2016, Strike Price $50.00	250	27,375
iShares MSCI South Korea ETF, Expires 08/19/2016, Strike Price $55.00	150	9,300
Market Vectors Russia ETF, Expires 08/19/2016, Strike Price $18.00	150	6,150

TOTAL PUT OPTIONS		486,975

(Premiums Received $1,069,264)

TOTAL WRITTEN OPTIONS		$486,975

(Premiums Received $1,069,264)

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of July 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 97.8%
Open-End Mutual Funds - 97.8%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	440,483	$3,907,083
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	827,548	7,803,778

TOTAL INVESTMENT COMPANIES (Cost $11,969,683)		11,710,861

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.25% (b)	71,934	71,934
First American Government Obligations Fund - Class Z - 0.23% (b)	71,933	71,933
First American Treasury Obligations Fund - Class Z - 0.22% (b)	71,934	71,934
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (b)	71,933	71,933

TOTAL SHORT-TERM INVESTMENTS (Cost $287,734)		287,734

TOTAL INVESTMENTS (Cost $12,257,417) - 100.2%		11,998,595

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(23,969)

TOTAL NET ASSETS - 100.0%		$11,974,626

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of July 31, 2016 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.4%
Open-End Mutual Funds - 99.4%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	750,737	$6,659,041
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,406,073	13,259,270
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,255,936	13,262,684
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	662,244	6,662,175

TOTAL INVESTMENT COMPANIES (Cost $40,146,084)		39,843,170

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.25% (b)	63,939	63,939
First American Government Obligations Fund - Class Z - 0.23% (b)	63,940	63,940
First American Treasury Obligations Fund - Class Z - 0.22% (b)	63,940	63,940
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.23% (b)	63,940	63,940

TOTAL SHORT-TERM INVESTMENTS (Cost $255,759)		255,759

TOTAL INVESTMENTS (Cost $40,401,843) - 100.0%		40,098,929

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(17,389)

TOTAL NET ASSETS - 100.0%		$40,081,540

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 2.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows:

	Reinsurance Fund	High Yield Fund	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	U.S. VRP Master Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund	International VRP Master Fund	Global Equity VRP Master Fund

Cost of investments	$1,102,315,700	$484,345,650	$388,060,703	$138,309,469	$217,005,787	$98,837,040	$48,359,052	$12,257,417	$40,401,843

Gross unrealized appreciation	$26,369,780	$13,791,987	$36,565	$11,746	$6,559,235	$2,884	$3,654	$—	$159,785
Gross unrealized depreciation	(4,999,459)	(1,494,962)	(2,320)	(1,439)	—	(542)	(853)	(258,822)	(462,699)

Net unrealized appreciation (depreciation)	$21,370,321	$12,297,025	$34,245	$10,307	$6,559,235	$2,342	$2,801	$(258,822)	$(302,914)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations, and other asset backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Event-linked bonds are valued at the average bid provided by an external pricing service based on bids issued by established market makers and/or insurance companies (or, issued by one broker, insurance or reinsurance company, if only one quote is available). With respect to pricing of certain reinsurance-related event-linked or similar restricted securities for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Funds will utilize an independent data delivery vendor to aggregate and provide this pricing data to the Administrator. If the independent data delivery vendor pricing service cannot obtain independent firm bids for such securities, but there is an independent market maker or independent brokers who will supply firm bids for such securities, then the Adviser may supply the Administrator with a contact from whom to obtain such bids. If, with respect to such securities, such independent firm bids are not available, but at least one independent firm or indicative bid is available, then the Adviser Valuation Committee may use that bid (or the average of those bids if more than one) as the value of the security if the Adviser Valuation Committee determines that such value is reasonable, and may consider internal and/or independent external models in making that determination.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (“fair value pricing”). In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board of Trustees. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Funds believe to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of a security or other asset. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Exchange-traded options are valued at the settlement price on the exchange or mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from an independent pricing service or from a broker (typically the counterparty to the option).

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Funds’ NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Funds may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Funds’ NAV. Events affecting the value of such securities held by the Funds that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Funds’ calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Board of Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Funds may use fair valuation in accordance with the procedures approved by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of July 31, 2016.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Reinsurance Fund
Assets
Event-Linked Bonds
China	$—	$—	$1,392,879	$1,392,879
Europe	—	5,652,328	—	5,652,328
Global	—	288,886,494	24,725,707	313,612,201
Japan	—	34,720,443	—	34,720,443
Turkey	—	3,284,288	—	3,284,288
United States	—	494,453,979	14,036,463	508,490,442

Total Event-Linked Bonds	—	826,997,532	40,155,049	867,152,581
Participation Notes (1)	—	—	105,759,816	105,759,816
Preference Shares(1)	—	—	92,165,666	92,165,666
Money Market Funds	58,607,958	—	—	58,607,958

Total Assets	$58,607,958	$826,997,532	$238,080,531	$1,123,686,021

Other Financial Instruments*
Unrealized appreciation on futures	$366,959	$—	$—	$366,959
Unrealized depreciation on futures	(145,402)	—	—	(145,402)

Total	$221,557	$—	$—	$221,557

High Yield Fund
Assets
Event-Linked Bonds
China	$—	$—	$666,029	$666,029
Global	—	116,412,511	16,016,481	132,428,992
Japan	—	353,214	—	353,214
United States	—	262,173,477	4,181,674	266,355,151

Total Event-Linked Bonds	—	378,939,202	20,864,184	399,803,386
Participation Notes(1)	—	—	41,823,723	41,823,723
Preference Shares(1)	—	—	48,540,048	48,540,048
Money Market Funds	6,475,518	—	—	6,475,518

Total Assets	$6,475,518	$378,939,202	$111,227,955	$496,642,675

Other Financial Instruments*
Unrealized appreciation on futures	$1,700	$—	$—	$1,700
Unrealized depreciation on futures	(125,228)	—	—	(125,228)

Total	$(123,528)	$—	$—	$(123,528)

U.S. Large Cap VRP Fund
Assets
Contingent Value Rights (1)	$—	$—	$5,744	$5,744
Money Market Funds	152,458	—	—	152,458
U.S. Treasury Bills	—	387,936,746	—	387,936,746

Total Assets	$152,458	$387,936,746	$5,744	$388,094,948

Liabilities
Written Options	$(1,130,310)	$(74,705)	$—	$(1,205,015)

Total Liabilities	$(1,130,310)	$(74,705)	$—	$(1,205,015)

U.S. Small Cap VRP Fund
Assets
Contingent Value Rights (1)	$—	$—	$6,804	$6,804
Money Market Funds	56,625	—	—	56,625
U.S. Treasury Bills	—	138,256,347	—	138,256,347

Total Assets	$56,625	$138,256,347	$6,804	$138,319,776

Liabilities
Written Options	$(675,696)	$(94,000)	$—	$(769,696)

Total Liabilities	$(675,696)	$(94,000)	$—	$(769,696)

U.S. VRP Master Fund (2)
Assets
Investment Companies - Open End	$223,406,365	$—	$—	$223,406,365
Money Market Funds	158,657	—	—	158,657

Total Assets	$223,565,022	$—	$—	$223,565,022

International Developed Markets VRP Fund (2)
Assets
Money Market Funds	$59,863,087	$—	$—	$59,863,087
U.S. Treasury Bills	—	38,976,295	—	38,976,295

Total Assets	$59,863,087	$38,976,295	$—	$98,839,382

Liabilities
Written Options	$(1,105,433)	$(122,267)	$—	$(1,227,700)

Total Liabilities	$(1,105,433)	$(122,267)	$—	$(1,227,700)

Emerging Markets VRP Fund (2)
Assets
Money Market Funds	$248,813	$—	$—	$248,813
U.S. Treasury Bills	—	48,113,040	—	48,113,040

Total Assets	$248,813	$48,113,040	$—	$48,361,853

Liabilities
Written Options	$(133,220)	$(353,755)	$—	$(486,975)

Total Liabilities	$(133,220)	$(353,755)	$—	$(486,975)

International VRP Master Fund (2)
Assets
Investment Companies - Open End	$11,710,861	$—	$—	$11,710,861
Money Market Funds	287,734	—	—	287,734

Total Assets	$11,998,595	$—	$—	$11,998,595

Global Equity VRP Master Fund (2)
Assets
Investment Companies - Open End	$39,843,170	$—	$—	$39,843,170
Money Market Funds	255,759	—	—	255,759

Total Assets	$40,098,929	$—	$—	$40,098,929

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Schedules of Investments.
(2)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended July 31, 2016, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2016:

	Reinsurance Fund			High Yield Fund			U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund
	Event-Linked Bonds	Participation Notes	Preference Shares	Event-Linked Bonds	Participation Notes	Preference Shares	Contingent Value Rights	Contingent Value Rights
Beginning Balance - November 1, 2015	$22,311,326	$102,545,159	$82,072,719	$15,227,217	$43,703,346	$48,114,789	$5,744	$11,689
Acquisition	25,746,745	69,617,997	20,257,201	9,521,433	22,374,512	3,730,000	—	6,396
Sell	(8,361,614)	(64,079,556)	(5,189,095)	(4,090,530)	(22,554,316)	(2,207,974)	—	—
Realized gains/(losses)	176,659	(123,626)	—	85,948	(66,392)	23,229	—	(4,885)
Return of capital	—	(4,345,765)	(262,863)	—	(1,656,684)	(49,042)	—	—
Change in unrealized appreciation (depreciation)	281,933	2,145,607	(4,712,296)	120,116	23,257	(1,070,954)	—	(6,396)
Transfers in/(out) of Level 3	—	—	—	—	—	—	—	—

Ending Balance - July 31, 2016	$40,155,049	$105,759,816	$92,165,666	$20,864,184	$41,823,723	$48,540,048	$5,744	$6,804

As of July 31, 2016, the change in unrealized appreciation (depreciation) on positions still held in the Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund and U.S. Small Cap VRP Fund were $(339,022), $(149,169), $0, and $(6,396) respectively.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or losses related to severe weather, other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather, other natural or non-natural catastrophes may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2016.

Reinsurance Fund

Type of Security	Industry	Fair Value at 7/31/16	Valuation Techniques	Unobservable Inputs	Range		Weighted Average
Participation Notes	Financial Services	$15,681,263	Insurance industry loss model	Estimated losses: Estimated premium earned:	$ $	0.0MM-$1.2MM 0.0MM-$2.2MM	$ $	0.6MM 1.1MM
Preference Shares	Financial Services	$63,984,480	Insurance industry loss model	Estimated losses: Estimated premium earned:	$ $	0.1MM-$3.6MM 0.1MM-$4.1MM	$ $	1.0MM 1.6MM

High Yield Fund

Type of Security	Industry	Fair Value at 7/31/16	Valuation Techniques	Unobservable Inputs	Range		Weighted Average
Participation Notes	Financial Services	$7,656,236	Insurance industry loss model	Estimated losses: Estimated premium earned:	$ $	0.0MM-$0.6MM 0.0MM-$1.1MM	$ $	0.3MM 0.5MM
Preference Shares	Financial Services	$38,094,245	Insurance industry loss model	Estimated losses: Estimated premium earned:	$ $	0.0MM-$3.3MM 0.1MM-$4.2MM	$ $	0.7MM 1.0MM

The level 3 securities held in the Reinsurance Fund and the High Yield Fund not listed above were priced using an indicative bid and amount to $158,414,788 for the Reinsurance Fund and $65,477,474 for the High Yield Fund.

Derivative Transactions – The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund engaged in derivatives and hedging activities during the period ended July 31, 2016. The use of derivatives included options and futures contracts. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts – The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund may purchase and sell futures contracts. The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund held futures contracts during the period ended July 31, 2016. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and Emerging Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The Reinsurance Fund and High Yield Fund use futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended July 31, 2016, were as follows:

	Reinsurance Fund	High Yield Fund	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund
Total long futures contracts	$322,991	$169,186	$—	$—	$—	$—
Total short futures contracts	$31,779,242	$7,989,067	$1,279,751	$1,110,582	$423,781	$393,750

Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund wrote call or put options during the period ended July 31, 2016. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of written options for the period ended July 31, 2016, were as follows:

	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund
Written Options	$1,907,782	$828,522	$1,620,351	$762,960

Transactions in written options during the period ended July 31, 2016 were as follows:

	U.S. Large Cap VRP Fund		U.S. Small Cap VRP Fund
Call Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	1,071	$46,278	30	$5,098
Options written	40,232	2,539,808	985	294,091
Options terminated in closing transactions	(859)	(227,462)	(62)	(20,087)
Options exercised	(4,404)	(256,552)	(253)	(63,022)
Options expired	(36,040)	(2,102,072)	(700)	(216,080)

Outstanding, end of period	—	$—	—	$—

	International Developed Markets VRP Fund		Emerging Markets VRP Fund
Call Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	4	$28	42	$563
Options written	1,756	19,927	2,407	30,532
Options terminated in closing transactions	—	—	(7)	(315)
Options exercised	(214)	(2,143)	(374)	(4,757)
Options expired	(1,546)	(17,812)	(2,068)	(26,023)

Outstanding, end of period	—	$—	—	$—

	U.S. Large Cap VRP Fund		U.S. Small Cap VRP Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	1,464	$2,104,837	1,048	$1,171,311
Options written	114,216	160,539,003	94,995	84,417,055
Options terminated in closing transactions	(78,069)	(114,501,008)	(68,506)	(64,947,702)
Options exercised	(8,820)	(14,581,900)	(8,555)	(6,589,818)
Options expired	(27,137)	(31,978,737)	(17,901)	(13,215,739)

Outstanding, end of period	1,654	$1,582,195	1,081	$835,107

	International Developed Markets VRP Fund		Emerging Markets VRP Fund
Put Options	Contracts	Premiums	Contracts	Premiums
Outstanding, beginning of period	1,620	$1,701,771	13,640	$672,540
Options written	110,622	77,714,644	438,465	25,683,203
Options terminated in closing transactions	(79,261)	(63,033,242)	(411,641)	(23,836,106)
Options exercised	(16,643)	(9,564,728)	—	—
Options expired	(14,777)	(5,072,036)	(27,685)	(1,450,373)

Outstanding, end of period	1,561	$1,746,409	12,779	$1,069,264

Statement of Assets and Liabilities — Values of Derivatives at July 31, 2016

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Reinsurance Fund
	Net assets - Unrealized appreciation on futures*	$366,959	Net assets - Unrealized depreciation on futures*	$145,402

Total		$366,959		$145,402

High Yield Fund
	Net assets - Unrealized appreciation on futures*	$1,700	Net assets - Unrealized depreciation on futures*	$125,228

Total		$1,700		$125,228

U.S. Large Cap VRP Fund
	—	$—	Written options, at fair value	$1,205,015

Total		$—		$1,205,015

U.S. Small Cap VRP Fund
	—	$—	Written options, at fair value	$769,696

Total		$—		$769,696

International Developed Markets VRP Fund
	—	—	Written options, at fair value	1,227,700

Total		$—		$1,227,700

Emerging Markets VRP Fund
	—	$—	Written options, at fair value	$486,975

Total		$—		$486,975

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

2. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended July 31, 2016. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	U.S. VRP Master Fund					International VRP Master Fund
	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I		Total	International Developed Markets VRP Fund - Class I		Emerging Markets VRP Fund - Class I	Total
November 1, 2015 Balance
Shares	12,131,783		6,335,380			1,964,223		1,094,382
Cost	$123,295,893		$64,421,375		$187,717,268	$19,534,671		$10,673,961	$30,208,632
Additions
Shares	2,965,673		2,110,117			175,797		100,555
Cost	$29,950,000		$20,450,000			$1,613,591		$850,000
Reductions
Shares	1,007,095		1,028,782			1,312,472		754,454
Cost	$10,675,500		$10,594,638			$13,151,289		$7,551,251
July 31, 2016 Balance
Shares	14,090,361		7,416,715			827,548		440,483
Cost	$142,570,393		$74,276,737		$216,847,130	$7,996,973		$3,972,710	$11,969,683
Value	$148,794,212		$74,612,153		$223,406,365	$7,803,778		$3,907,083	$11,710,861
Dividend Income	$—		$—		$—	$—		$—	$—
Realized Gain/(Loss)	$6,728,331	(1)	$2,081,302	(2)	$8,809,633	$(737,698	)(3)	$(1,051,251)	$(1,788,949)

	Global Equity VRP Master Fund
	U.S. Large Cap VRP Fund - Class I		U.S. Small Cap VRP Fund - Class I		International Developed Markets VRP Fund - Class I		Emerging Markets VRP Fund - Class I	Total
November 1, 2015 Balance
Shares	1,476,076		772,609		1,611,440		894,277
Cost	$15,579,655		$7,799,142		$15,742,697		$8,596,431	$47,717,925
Additions
Shares	206,527		123,873		229,853		263,669
Cost	$2,100,000		$1,200,000		$2,100,000		$2,250,000
Reductions
Shares	426,667		234,238		435,220		407,209
Cost	$4,522,507		$2,391,215		$4,290,409		$4,017,710
July 31, 2016 Balance
Shares	1,255,936		662,244		1,406,073		750,737
Cost	$13,157,148		$6,607,927		$13,552,288		$6,828,721	$40,146,084
Value	$13,262,684		$6,662,175		$13,259,270		$6,659,041	$39,843,170
Dividend Income	$—		$—		$—		$—	$—
Realized Gain/(Loss)	$701,020	(4)	$214,624	(5)	$68,182	(6)	$(567,710)	$416,116

(1)	Includes $7,203,831 of long-term capital gain distributions.
(2)	Includes $2,525,940 of long-term capital gain distributions.
(3)	Includes $313,591 of long-term capital gain distributions.
(4)	Includes $873,527 of long-term capital gain distributions.
(5)	Includes $305,839 of long-term capital gain distributions.
(6)	Includes $258,591 of long-term capital gain distributions.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President

Date	9/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	9/29/2016

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	9/29/2016

*	Print the name and title of each signing officer under his or her signature.